Document and Entity Information	Sep. 08, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 08, 2016
Registrant Name	DREYFUS MANAGER FUNDS II
Central Index Key	0001224568
Amendment Flag	false
Document Creation Date	Sep. 08, 2016
Document Effective Date	Sep. 09, 2016
Prospectus Date	Mar. 31, 2016
Dreyfus Balanced Opportunity Fund | Class A
Prospectus:
Trading Symbol	DBOAX
Dreyfus Balanced Opportunity Fund | Class C
Prospectus:
Trading Symbol	DBOCX
Dreyfus Balanced Opportunity Fund | Class I
Prospectus:
Trading Symbol	DBORX
Dreyfus Balanced Opportunity Fund | Class J
Prospectus:
Trading Symbol	THPBX
Dreyfus Balanced Opportunity Fund | Class Z
Prospectus:
Trading Symbol	DBOZX